Stock-Based Compensation	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation
Stock-Based Compensation

10.       Stock-Based Compensation

Stock Incentive Plans

DISH Network maintains stock incentive plans to attract and retain officers, directors and key employees.  Our employees participate in the DISH Network stock incentive plans.  Stock awards under these plans include both performance and non-performance based stock incentives.  As of December 31, 2013, there were outstanding under these plans stock options to acquire 11.9 million shares of DISH Network’s Class A common stock and 1.9 million restricted stock units associated with our employees.  Stock options granted on or prior to December 31, 2013 were granted with exercise prices equal to or greater than the market value of DISH Network Class A common stock at the date of grant and with a maximum term of approximately ten years.  While historically DISH Network has issued stock awards subject to vesting, typically at the rate of 20% per year, some stock awards have been granted with immediate vesting and other stock awards vest only upon the achievement of certain DISH Network-specific subscriber, operational and/or financial goals.  As of December 31, 2013, DISH Network had 69.7 million shares of its Class A common stock available for future grant under its stock incentive plans.

During December 2011, DISH Network paid a dividend in cash of $2.00 per share on its outstanding Class A and Class B common stock to shareholders of record on November 17, 2011.  In light of such dividend, during January 2012, the exercise price of 17.3 million stock options, affecting approximately 400 of our employees, was reduced by $2.00 per share (the “2011 Stock Option Adjustment”).  Except as noted below, all information discussed below reflects the 2011 Stock Option Adjustment.

On December 28, 2012, DISH Network paid a dividend in cash of $1.00 per share on its outstanding Class A and Class B common stock to shareholders of record on December 14, 2012.  In light of such dividend, during January 2013, the exercise price of 12.9 million stock options, affecting approximately 400 of our employees, was reduced by $0.77 per share (the “2012 Stock Option Adjustment”).  Except as noted below, all information discussed below reflects the 2012 Stock Option Adjustment.

On January 1, 2008, DISH Network completed the distribution of its technology and set-top box business and certain infrastructure assets (the “Spin-off”) into a separate publicly-traded company, EchoStar.  In connection with the Spin-off, each DISH Network stock award was converted into an adjusted DISH Network stock award and a new EchoStar stock award consistent with the Spin-off exchange ratio.  DISH Network is responsible for fulfilling all stock awards related to DISH Network common stock and EchoStar is responsible for fulfilling all stock awards related to EchoStar common stock, regardless of whether such stock awards are held by our or EchoStar’s employees.  Notwithstanding the foregoing, our stock-based compensation expense, resulting from stock awards outstanding at the Spin-off date, is based on the stock awards held by our employees regardless of whether such stock awards were issued by DISH Network or EchoStar.  Accordingly, stock-based compensation that we expense with respect to EchoStar stock awards is included in “Additional paid-in capital” on our Consolidated Balance Sheets.  As of March 31, 2013, we have recognized all of our stock-based compensation expense resulting from EchoStar stock awards outstanding at the Spin-off date held by our employees except for the 2005 LTIP performance awards, which were determined not to be probable as of December 31, 2013.  See discussion of the 2005 LTIP below.

The following stock awards were outstanding:

	As of December 31, 2013
	DISH Network Awards		EchoStar Awards
Stock Awards Outstanding	Stock Options	Restricted Stock Units	Stock Options	Restricted Stock Units
Held by DISH DBS employees	11,938,090	1,863,165	542,048	41,622

Exercise prices for DISH Network stock options outstanding and exercisable associated with our employees as of December 31, 2013 were as follows:

			Options Outstanding			Options Exercisable
			Number Outstanding as of December 31, 2013	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable as of December 31, 2013	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
$ —	-	$ 10.00	1,514,885	3.79	$6.33	1,411,885	3.68	$6.33
$10.01	-	$ 15.00	138,286	5.49	$12.16	23,085	5.28	$12.75
$15.01	-	$ 20.00	3,860,300	4.12	$17.37	426,700	2.75	$17.72
$20.01	-	$ 25.00	1,560,312	4.06	$21.47	893,412	2.62	$21.34
$25.01	-	$ 30.00	2,238,007	7.09	$27.80	1,200,907	6.64	$27.71
$30.01	-	$ 35.00	437,800	6.95	$32.04	88,300	5.29	$31.82
$35.01	-	$ 40.00	2,159,500	9.03	$36.64	7,000	9.01	$36.40
$40.01	-	$ 45.00	10,000	4.50	$42.52	10,000	4.50	$42.52
$45.01	-	$ 50.00	19,000	9.36	$45.68	—	—	$—
$ —	-	$ 50.00	11,938,090	5.65	$22.49	4,061,289	4.28	$17.88

Stock Award Activity

DISH Network stock option activity associated with our employees was as follows:

	For the Years Ended December 31,
	2013		2012		2011
	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price
Total options outstanding, beginning of period (1)	13,018,490	$18.99	17,640,074	$20.38	18,447,004	$17.76
Granted	2,225,500	$36.75	589,500	$32.25	3,198,500	$28.52
Exercised	(3,172,900)	$14.70	(4,406,888)	$18.51	(1,640,462)	$12.36
Forfeited and cancelled	(133,000)	$30.25	(804,196)	$20.34	(2,364,968)	$12.11
Total options outstanding, end of period	11,938,090	$22.49	13,018,490	$18.99	17,640,074	$20.38
Performance based options outstanding, end of period (2)	6,468,500	$24.92	6,400,700	$18.71	8,022,975	$18.89
Exercisable at end of period	4,061,289	$17.88	4,310,489	$17.92	6,387,798	$21.73

(1)         The beginning of period weighted-average exercise price for the year ended December 31, 2013 of $18.99 does not reflect the 2012 Stock Option Adjustment, which occurred subsequent to December 31, 2012.  The beginning of period weighted-average exercise price for the year ended December 31, 2012 of $20.38 does not reflect the 2011 Stock Option Adjustment, which occurred subsequent to December 31, 2011.

(2)         These stock options are included in the caption “Total options outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP, 2013 LTIP and Other Employee Performance Awards below.

We realized tax benefits from stock awards exercised as follows:

	For the Years Ended December 31,
	2013	2012	2011
	(In thousands)
Tax benefit from stock awards exercised	$37,583	$22,898	$9,786

Based on the closing market price of DISH Network Class A common stock on December 31, 2013, the aggregate intrinsic value of stock options associated with our employees was as follows:

	As of December 31, 2013
	Options Outstanding	Options Exercisable
	(In thousands)
Aggregate intrinsic value	$422,987	$162,600

DISH Network restricted stock unit activity associated with our employees was as follows:

	For the Years Ended December 31,
	2013		2012		2011
	Restricted Stock Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Awards	Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period	1,076,748	$22.82	1,179,709	$23.11	1,271,984	$22.06
Granted	990,000	$36.53	—	$—	300,000	$30.67
Vested	(135,250)	$29.19	(24,795)	$22.94	(14,705)	$11.09
Forfeited and cancelled	(68,333)	$32.91	(78,166)	$27.20	(377,570)	$26.23
Total restricted stock units outstanding, end of period	1,863,165	$29.27	1,076,748	$22.82	1,179,709	$23.11
Restricted Performance Units outstanding, end of period (1)	1,863,165	$29.27	1,076,748	$22.82	1,179,709	$23.11

(1)         These Restricted Performance Units are included in the caption “Total restricted stock units outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP, 2013 LTIP and Other Employee Performance Awards below.

Long-Term Performance Based Plans

2005 LTIP.  During 2005, DISH Network adopted a long-term, performance-based stock incentive plan (the “2005 LTIP”).  The 2005 LTIP provides stock options and restricted stock units, either alone or in combination, which vest over seven years at the rate of 10% per year during the first four years, and at the rate of 20% per year thereafter.  Exercise of the stock awards is subject to the foregoing vesting schedule and a performance condition that a DISH Network-specific subscriber goal is achieved by March 31, 2015.

Contingent compensation related to the 2005 LTIP will not be recorded in our financial statements unless and until DISH Network concludes achievement of the performance condition is probable.  Given the competitive nature of DISH Network’s business, small variations in subscriber churn, gross new subscriber activation rates and certain other factors can significantly impact subscriber growth.  Consequently, while it was determined that achievement of the goal was not probable as of December 31, 2013, that assessment could change in the future.

If all of the stock awards under the 2005 LTIP were vested and the goal had been met or if DISH Network had determined that achievement of the goal was probable during the year ended December 31, 2013, we would have recorded total non-cash, stock-based compensation expense for our employees as indicated in the table below.  If the goal is met and there are unvested stock awards at that time, the vested amounts would be expensed immediately on our Consolidated Statements of Operations and Comprehensive Income (Loss), with the unvested portion recognized ratably over the remaining vesting period.

	2005 LTIP
	Total	Vested Portion (1)
	(In thousands)
DISH Network awards held by DISH DBS employees	$32,251	$31,124
EchoStar awards held by DISH DBS employees	5,575	5,497
Total	$37,826	$36,621

(1)         Represents the amount of this award that has met the foregoing vesting schedule and would therefore vest upon achievement of the performance condition.

2008 LTIP.  During 2008, DISH Network adopted a long-term, performance-based stock incentive plan (the “2008 LTIP”).  The 2008 LTIP provided stock options and restricted stock units, either alone or in combination, which vested based on DISH Network-specific subscriber and financial goals.  As of June 30, 2013, 100% of the eligible 2008 LTIP awards had vested.

2013 LTIP.  During 2013, DISH Network adopted a long-term, performance-based stock incentive plan (the “2013 LTIP”).  The 2013 LTIP provides stock options and restricted stock units in combination, which vest based on DISH Network -specific subscriber and financial goals.  Exercise of the stock awards is contingent on achieving these goals by September 30, 2022.  Regardless of when achieved, no vesting will occur or payment will be made under the 2013 LTIP for any performance goals prior to March 31, 2014.

Although no awards vest until DISH Network attains the performance goals, compensation related to the 2013 LTIP will be recorded based on DISH Network’s assessment of the probability of meeting the remaining goals.  If the remaining goals are probable of being achieved, we will begin recognizing the associated non-cash, stock-based compensation expense on our Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period to achieve the goal.

During the third quarter 2013, DISH Network determined that 20% of the 2013 LTIP performance goals were probable of achievement.  As a result, we recorded non cash, stock based compensation expense for the year ended December 31, 2013, as indicated in the table below titled “Non Cash, Stock Based Compensation Expense Recognized.”

Other Employee Performance Awards.  In addition to the above long-term, performance stock incentive plans, DISH Network has other stock awards that vest based on certain other DISH Network-specific subscriber, operational and/or financial goals.  Exercise of these stock awards is contingent on achieving certain performance goals.

Additional compensation related to these awards will be recorded based on DISH Network’s assessment of the probability of meeting the remaining performance goals.  If the remaining goals are probable of being achieved, we will begin recognizing the associated non-cash, stock-based compensation expense on our Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period to achieve the goal.  See the table below titled “Estimated Remaining Non-Cash, Stock-Based Compensation Expense.”

Although no awards vest until the performance goals are attained, DISH Network determined that certain goals were probable of achievement and, as a result, recorded non-cash, stock-based compensation expense for the years ended December 31, 2013, 2012 and 2011, as indicated in the table below titled “Non-Cash, Stock-Based Compensation Expense Recognized.”

Given the competitive nature of DISH Network’s business, small variations in subscriber churn, gross new subscriber activation rates and certain other factors can significantly impact subscriber growth.  Consequently, while it was determined that achievement of certain DISH Network-specific subscriber, operational and/or financial goals was not probable as of December 31, 2013, that assessment could change in the future.

The non-cash, stock-based compensation expense associated with these awards for our employees was as follows:

	For the Years Ended December 31,
Non-Cash, Stock-Based Compensation Expense Recognized	2013	2012	2011
	(In thousands)
2008 LTIP	$2,719	$9,025	$18,944
2013 LTIP	8,137	—	—
Other employee performance awards	4,045	7,471	144
Total non-cash, stock-based compensation expense recognized for performance based awards	$14,901	$16,496	$19,088

Estimated Remaining Non-Cash, Stock-Based Compensation Expense	2013 LTIP	Other Employee Performance Awards
	(In thousands)
Expense estimated to be recognized during 2014	$5,460	$432
Estimated contingent expense subsequent to 2014	52,311	38,817
Total estimated remaining expense over the term of the plan	$57,771	$39,249

Of the 11.9 million stock options and 1.9 million restricted stock units outstanding under the DISH Network stock incentive plans associated with our employees as of December 31, 2013, the following awards were outstanding pursuant to the performance based stock incentive plans:

	As of December 31, 2013
Performance Based Stock Options	Number of Awards	Weighted- Average Exercise Price
2005 LTIP	1,878,500	$20.83
2013 LTIP	1,920,000	$36.53
Other employee performance awards	2,670,000	$19.46
Total	6,468,500	$24.92

Restricted Performance Units
2005 LTIP	208,165
2013 LTIP	960,000
Other employee performance awards	695,000
Total	1,863,165

Stock-Based Compensation

During the years ended December 31, 2013 and 2012, we incurred an initial charge related to vested options of $4 million and $13 million, respectively, of additional non-cash, stock-based compensation expense in connection with the 2012 Stock Option Adjustment and the 2011 Stock Option Adjustment discussed previously.  These amounts are included in the table below.  Total non-cash, stock-based compensation expense for all of our employees is shown in the following table for the years ended December 31, 2013, 2012 and 2011 and was allocated to the same expense categories as the base compensation for such employees:

	For the Years Ended December 31,
	2013	2012	2011
	(In thousands)
Subscriber-related	$1,947	$1,607	$1,914
General and administrative	27,700	36,966	29,249
Total non-cash, stock based compensation	$29,647	$38,573	$31,163

As of December 31, 2013, our total unrecognized compensation cost related to the non-performance based unvested stock awards was $12 million.  This cost was based on an estimated future forfeiture rate of approximately 3.7% per year and will be recognized over a weighted-average period of approximately two years.  Share-based compensation expense is recognized based on stock awards ultimately expected to vest and is reduced for estimated forfeitures.  Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  Changes in the estimated forfeiture rate can have a significant effect on share-based compensation expense since the effect of adjusting the rate is recognized in the period the forfeiture estimate is changed.

Valuation

The fair value of each stock option granted for the years ended December 31, 2013, 2012 and 2011 was estimated at the date of the grant using a Black-Scholes option valuation model with the following assumptions:

For the Years Ended December 31,
Stock Options	2013	2012	2011
Risk-free interest rate	0.91% - 2.66%	0.41% - 1.29%	0.36% - 3.18%
Volatility factor	32.37% - 39.87%	33.15% - 39.50%	31.74% - 45.56%
Expected term of options in years	5.6 - 10.0	3.1 - 5.9	3.6 - 10.0
Weighted-average fair value of options granted	$14.49 - $21.09	$ 6.72 - $13.79	$ 8.73 - $14.77

On December 28, 2012 and December 1, 2011, DISH Network paid a $1.00 and a $2.00 cash dividend per share on its outstanding Class A and Class B common stock, respectively.  While DISH Network currently does not intend to declare additional dividends on its common stock, it may elect to do so from time to time.  Accordingly, the dividend yield percentage used in the Black-Scholes option valuation model was set at zero for all periods.  The Black-Scholes option valuation model was developed for use in estimating the fair value of traded stock options which have no vesting restrictions and are fully transferable.  Consequently, our estimate of fair value may differ from other valuation models.  Further, the Black-Scholes option valuation model requires the input of highly subjective assumptions.  Changes in these subjective input assumptions can materially affect the fair value estimate.

We will continue to evaluate the assumptions used to derive the estimated fair value of DISH Network’s stock options as new events or changes in circumstances become known.